INVESTMENTS HELD IN TRUST ACCOUNT (Details Narrative) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Investments, All Other Investments [Abstract]
Investments held in Trust Account	$ 65,010,733	$ 65,000,484